INCOME TAXES	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

NOTE 19 - INCOME TAXES

Income tax expense differs from the amount that would result by applying the combined Canadian federal and provincial income tax rates to net income before income taxes. The statutory rate in Canada was 27% for the year ended December 31, 2021 (2020 - 27%, the eight months ended December 31, 2019 - 27%).

	2021	2020
	$	$
Loss for the period	(2,764,939)	(7,615,864)
Combined federal and provincial statutory income tax rates	27%	27%

Expected income tax (recovery)	(747,000)	(2,056,000)
Change in statutory rates and other	(37,000)	(61,000)
Permanent differences	244,000	1,439,000
Adjustment to prior years provision versus statutory tax returns	34,000	(18,000)
Change in unrecognized deductible temporary differences	491,000	696,000
Total income tax recovery	(15,000)	-

Current income tax expense	16,000	-
Deferred tax (recovery)	(31,000)	-

Deductible temporary differences

The components of the Company's unrecognized deferred tax assets and liabilities are as follows as at December 31, 2021 and 2020:

	2021	2020
	$	$
Deferred tax assets (liabilities)
Property equipment and other	487,000	185,000
Intangible assets	(956,000)	-
Non-capital losses available for future period	1,222,000	1,037,000
	753,000	1,222,000
Less: unrecognized deferred tax assets	(1,713,000)	(1,222,000)

Deferred tax liability	(960,000)	-

The significant components of the Company's temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	December 31, 2021	Expiry Date Range	December 31, 2020	Expiry Date Range
	$		$
Temporary differences
Property equipment and other	1,820,000	No expiry date	683,000	No expiry date
Non-Capital losses	4,529,000	2038 to 2041	3,840,000	2038 to 2040

The Company has non-capital losses, for which deductions against future taxable income are uncertain, of approximately $4,529,000 (2020 - $3,840,000) which, if not utilized, will expire from 2038 through 2041. Tax attributes are subject to review, and potential adjustment, by tax authorities.